Fixed Assets (Tables)	12 Months Ended
Jun. 30, 2017
Fixed Assets Tables
Estimated useful life of the asset	Fixed assets are stated at cost. The Company utilizes straight-line depreciation over the estimated useful life of the asset. Land – 0 years Buildings – 15 years Office Equipment – 7 years